                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04379

                           Plan Investment Fund, Inc.
               (Exact Name of Registrant as specified in charter)

                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
               (Address of Principal Executive Offices) (Zip code)

                           David P. Behnke, President
                               2 Mid America Plaza
                                    Suite 200
                        Oakbrook Terrace, Illinois 60181
                     (Name and Address of Agent for Service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603

       Registrant's telephone number, including area code: (630) 472-7700

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

The registrant's schedule of investments is as follows:

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2006

                                                          PERCENTAGE
                                                              OF              PAR        AMORTIZED
                                                          NET ASSETS         (000)          COST
                                                          ----------       --------     ------------
REPURCHASE AGREEMENTS                                      100.5%
Goldman Sachs & Co.
   To be repurchased at $200,080,833
   4.85%  (04/03/06)
   (collateralized by $325,155,055
   Federal National Mortgage Association Bonds;
   5.50% to 7.00%; due 01/01/26 to 04/01/34;
   Total Market Value is $206,000,000.)                                    $200,000     $200,000,000

Goldman Sachs & Co.
   To be repurchased at $35,014,233
   4.88%  (04/03/06)
   (collateralized by $42,984,544
   Federal Home Loan Mortgage Corporation Bonds;
   4.00% to 6.50%; due 05/01/19 to 03/01/36;
   Total Market Value is $36,050,000)                                        35,000       35,000,000

Greenwich Capital Markets
   To be repurchased at $200,080,500
   4.83%  (04/03/06)
   (collateralized by $281,050,025
   Federal National Mortgage Association Strips,
   due 07/01/33 to 10/01/35;
   Total Market Value is $206,000,450)                                      200,000      200,000,000

Merrill Lynch & Co.
   To be repurchased at $100,037,500
   4.50%  (04/03/06)
   (collateralized by $103,504,000
   Federal Farm Credit Bank Discount Notes,
   Farmer Mortgage Corporation Discount Notes &
   Federal Home Loan Mortgage Corporation
   0.00% to 4.625%; due 04/13/06 to 10/12/10;
   Total Market Value is $103,000,958)                                      100,000      100,000,000

Morgan Stanley & Co.
   To be repurchased at $228,184,998
   4.84%  (04/03/06)
   (collateralized by $247,380,868
   Federal National Mortgage Association Bonds,
   5.00%; due 02/01/36;
   Total Market Value is $234,935,791)                                      228,093      228,093,000

UBS Securities LLC
   To be repurchased at $200,080,500
   4.83%  (04/03/06)
   (collateralized by $176,223,374
   Federal Home Loan Mortgage Corporation Bonds &
   Federal National Mortgage Association Bonds,
   5.00% to 6.00%; due 07/01/20 to 03/01/36;
   Total Market Value is $206,001,159)                                      200,000      200,000,000

UBS Securities LLC
   To be repurchased at $35,014,146
   4.85%  (04/03/06)
   (collateralized by $37,198,614
   Federal National Mortgage Association Bonds,
   5.00% to 5.50%; due 04/01/34 to 06/01/34;
   Total Market Value is $36,051,937)                                        35,000       35,000,000
                                                                           --------     ------------

                            GOVERNMENT/REPO PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2006
                                   (CONCLUDED)

                                              PERCENTAGE
                                                  OF               PAR             AMORTIZED
                                              NET ASSETS          (000)              COST
                                              ----------          -----          --------------
TOTAL REPURCHASE AGREEMENTS                                                      $  998,093,000
(Cost $998,093,000)                                                              --------------

TOTAL INVESTMENTS IN SECURITIES                 100.5%                           $  998,093,000
(Cost $998,093,000)*                                                             --------------

LIABILITIES IN EXCESS OF OTHER ASSETS           (-0.5%)                              (4,524,701)
                                              -------                            --------------

NET ASSETS                                      100.0%                           $  993,568,299
                                              =======                            ==============

--------------
* Aggregate cost is the same for financial and Federal tax purposes.

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2006

                                                               PERCENTAGE
                                                                    OF           PAR       AMORTIZED
                                                                NET ASSETS      (000)         COST
                                                               -----------    --------   --------------
AGENCY OBLIGATIONS                                                 0.9%
                                                               -------

     Federal Home Loan Mortgage Corporation Discount Notes
       4.58%  (01/19/07)                                                      $  2,500   $    2,406,810
                                                                                         --------------
                                                                                              2,406,810
                                                                                         --------------

TOTAL AGENCY OBLIGATIONS                                                                      2,406,810
                                                                                         --------------
(Cost $2,406,810)

BANK OBLIGATIONS                                                  12.2%
                                                               -------
DOMESTIC CERTIFICATES OF DEPOSIT                                   7.0%
     Citibank N.A.                                                              10,000       10,000,000
       4.70% (05/15/06)
     Washington Mutual Bank Fund                                                 6,200        6,200,000
       4.80% (05/08/06)                                                          2,500        2,499,973
       4.75% (05/10/06)                                                                  --------------
                                                                                             18,699,973
                                                                                         --------------

YANKEE CERTIFICATES OF DEPOSIT                                     5.2%
     Banque Nationale De Paris
       4.51% (10/19/06)                                                          2,000        2,000,000
    Credit Suisse First Boston Bank
       4.71% (05/08/06)                                                          9,000        9,000,000
     Royal Bank of Scotland, P.L.C.
       4.52% (10/20/06)                                                          1,150        1,150,015
    Societe Generale New York
       4.78% (12/06/06)                                                          1,750        1,750,000
                                                                                         --------------
                                                                                             13,900,015
                                                                                         --------------
TOTAL BANK OBLIGATIONS
(Cost $32,599,988)                                                                           32,599,988
                                                                                         --------------
                                                               -------
CORPORATE DEBT                                                    44.9%
                                                               -------
COMMERCIAL PAPER
ASSET BACKED SECURITIES                                           15.8%
    Brahms Funding Corp.
       4.64% (04/05/06)                                                          5,000        4,997,422
       4.77% (05/15/06)                                                          4,000        3,976,680
    Monument Gardens Funding LLC
       4.89% (06/21/06)                                                            650          642,848
     Nyala Funding LLC
       4.74% (04/17/06)                                                          4,768        4,757,955
    Sheffield Receivables
       4.79% (04/24/06)                                                          7,872        7,847,909
    Silver Tower US Funding LLC
       4.68% (05/05/06)                                                          5,000        4,977,924
       4.75% (05/15/06)                                                          5,000        4,970,972
     Thames Asset Global Securitization
       4.78% (04/17/06)                                                          5,217        5,205,917
    Yorktown Capital LLc
       4.78% (04/20/06)                                                          5,000        4,987,386
                                                                                         --------------
                                                                                             42,365,013
                                                                                         --------------
BANKS                                                              2.1%
    Barclays US Funding Corp.
       4.57% (07/17/06)                                                          5,000        4,932,159
     Dresdner U.S. Finance, Inc.
       4.75% (04/12/06)                                                            700          698,155
                                                                                         --------------
                                                                                              5,630,314
                                                                                         --------------
FINANCIAL SERVICES                                                 1.9%
    CIT Group, Inc.
       4.67% (05/11/06)                                                          5,000        4,974,056
                                                                                         --------------
NOTES AND BONDS
ASSET BACKED SECURITIES                                            2.1%
    Links Finance LLC
       4.61% (04/05/06)                                                          5,500        5,499,982
                                                                                         --------------
BANKS                                                              3.7%
    National City Bank Cleveland
       4.62% (04/07/06)                                                          4,000        3,999,899

    Wells Fargo & Co.
       4.68% (04/03/06)                                                          6,000        6,000,000
                                                                                         --------------
                                                                                              9,999,899
                                                                                         --------------

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2006
                                   (CONTINUED)

                                                       PERCENTAGE
                                                           OF           PAR        AMORTIZED
                                                       NET ASSETS      (000)         COST
                                                       ----------   ----------   -------------
LIFE INSURANCE                                            3.9%
    Allstate Life Global Funding II
       4.81% (04/27/06)                                                  5,000       5,000,000

MetLife Global Funding I
       4.89% (04/28/06)                                                  5,500       5,500,000
                                                                                 -------------
                                                                                    10,500,000
                                                                                 -------------
SECURITY BROKER & DEALERS                                 6.7%
    Goldman Sachs Group, Inc.
       4.87% (04/03/06)                                                 13,000      12,996,483

    Morgan Stanley & Co.
       4.96% (04/03/06)                                                  5,000       5,000,000
                                                                                 -------------
                                                                                    17,996,483
                                                                                 -------------
SHORT-TERM BUSINESS CREDIT INSTITUTIONS                   2.2%
    General Electric Capital Exl.
       4.79% (04/10/06)                                                  6,000       6,004,095
                                                                                 -------------
CORPORATE VARIABLE RATE DEMAND NOTES                      6.5%
    Al-Fe Heat Treating, Inc.
       4.89% (04/05/06)                                                  3,000       3,000,000

    Brosis Finance LLC
       4.82% (04/05/06)                                                  4,700       4,700,000

    Fiore Capital LLC
       4.83% (04/06/06)                                                  4,000       4,000,000

    MUBEA, Inc. Series 1999
       4.90% (04/06/06)                                                  3,300       3,300,000
       4.90% (04/07/06)                                                  2,500       2,500,000
                                                                                 -------------
                                                                                    17,500,000
                                                                                 -------------

TOTAL CORPORATE DEBT                                                               120,469,842
(Cost $120,469,842)                                                              -------------

MUNICIPAL VARIABLE RATE DEMAND NOTES                      4.0%
                                                       ------
    Bergen County, NJ Import Authority Revenue Bonds
    (Wachovia Bank NA LOC)
       4.88% (04/06/06)                                                  4,000       4,000,000

    Butler County, OH Capital Funding Revenue Bonds
    (U.S. Bank National Association LOC)
       4.82% (04/07/06)                                                    670         670,000

    Chesterfield County, VA Industrial Development
    Authority Revenue Bonds (Suntrust Bank SBPA)
       4.85% (04/06/06)                                                  4,800       4,800,000

    St. Louis, MO Industrial Development
    Authority Revenue Bonds (Marshall & Ilsley LOC)
       5.02% (04/06/06)                                                  1,145       1,145,000
                                                                                 -------------
                                                                                    10,615,000
                                                                                 -------------
TOTAL MUNICIPAL DEBT
(Cost $10,615,000)

                             MONEY MARKET PORTFOLIO

                             SCHEDULE OF INVESTMENTS
                                   (UNAUDITED)
                                 MARCH 31, 2006
                                   (CONCLUDED)

                                                                      PERCENTAGE
                                                                          OF        PAR      AMORTIZED
                                                                      NET ASSETS   (000)       COST
                                                                      ----------   ------  --------------
                                                                        ----
MASTER NOTES                                                             1.4%
                                                                        ----
    Citigroup Global Markets
       4.95% (04/03/06)                                                            2,000       2,000,000

    Merrill Lynch Mortgage Capital, Inc.
       4.97% (04/03/06)                                                            1,655       1,655,000
                                                                                           -------------
                                                                                               3,655,000
                                                                                           -------------

TOTAL MASTER NOTES                                                                             3,655,000
                                                                                           -------------
(Cost $3,655,000)
                                                                        ----
REPURCHASE AGREEMENTS                                                   36.8%
                                                                        ----
    Goldman Sachs & Co.
       To be repurchases at $50,020,333
       4.88% (04/03/06)
       (collateralized by $61,627,407
       Federal Home Loan Mortgage Corporation Bonds,
       4.00% to 7.00%; due 07/01/18 to 03/01/36;
       Total Market Value is $51,500,000)                                         50,000      50,000,000

    Morgan Stanley & Co.
       To be repurchases at $48,720,643
       4.84% (04/03/06)
       (collateralized by $69,705,826
       Federal National Mortgage Association Adjustable Rate Notes,
       4.84% to 4.84%; due 08/01/33 to 08/01/33;
       Total Market Value is $50,162,072)                                         48,701      48,701,000
                                                                                           -------------
                                                                                              98,701,000
                                                                                           -------------

TOTAL REPURCHASE AGREEMENTS                                                                   98,701,000
                                                                                           -------------
(Cost $98,701,000)

   TOTAL INVESTMENTS IN SECURITIES                                     100.2%              $ 268,447,640
                                                                                           -------------
(Cost $268,447,640)*

   LIABILITIES IN EXCESS OF OTHER ASSETS                               (-0.2%)                  (430,936)
                                                                       -----               -------------

   NET ASSETS                                                          100.0%              $ 268,016,704
                                                                       =====               =============

----------
* Aggregate cost is the same for financial and Federal tax purposes.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, as of a date within 90 days of this filing, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Separate certifications of Principal Executive and Financial Officers pursuant to Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Plan Investment Fund, Inc.

By:     /s/ David P. Behnke
    -----------------------------------
Name:  David P. Behnke
Title: President and Chief Executive Officer
Date:  May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ David P. Behnke
    -----------------------------------
Name:  David P. Behnke
Title: Principal Executive Officer
Date:  May 30, 2006

By:     /s/ Dale E. Palka
    -----------------------------------
Name:  Dale E. Palka
Title: Principal Financial Officer
Date:  May 30, 2006